Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Net Assets [Line Items]
Restricted cash	¥ 502,218	$ 76,968	¥ 360,486
CHINA
Restricted Net Assets [Line Items]
Appropriation of after tax profit to general reserve	10.00%	10.00%
Appropriation of after tax profit to statutory general reserve	50.00%
CHINA | Variable Interest Entity, Primary Beneficiary [Member]
Restricted Net Assets [Line Items]
Appropriation of after tax profit to general reserve	10.00%	10.00%
Appropriation of after tax profit to statutory general reserve	50.00%